Leases (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Leases [Line Items]
Operating leases of remaining lease term	1 year 8 months 1 day	1 year 8 months 1 day	2 years 3 months	1 year 8 months 4 days
Operating lease expenses	¥ 2,335,152	$ 321,328	¥ 2,618,366	¥ 3,346,318
Short term operating lease expense	¥ 235,815	$ 32,449		¥ 260,020
Non-Cancelable Operating Leases [Member]
Leases [Line Items]
Operating leases of remaining lease term	60 months	60 months	24 months